Net Loss Per Share - Schedule of Basic and Diluted Net Losses Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Net loss attributable to owners of the Company	$ (59,503)	$ (118,091)	[1]	$ (202,266)	[1]
Weighted average number of ordinary shares outstanding	55,067	55,044		52,177
Basic and diluted net loss per share (USD)	$ (1.08)	$ (2.15)	[1]	$ (3.88)	[1]

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.